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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02611

                            Van Kampen Exchange Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)



                                                                               NUMBER OF
DESCRIPTION                                                                      SHARES               VALUE
COMMON STOCKS   94.0%
AEROSPACE & DEFENSE   0.7%
Honeywell International, Inc.                                                    12,528           $    512,395
                                                                                                  ------------

ALUMINUM   0.7%
Alcan, Inc. (Canada)                                                             10,774                 429,559
Novelis, Inc. (Canada)                                                            2,154                  55,121
                                                                                                   ------------
                                                                                                        484,680
                                                                                                   ------------

AUTO PARTS & EQUIPMENT   0.0%
Dana Corp. (a)                                                                   13,677                  14,224
                                                                                                   ------------

COAL & CONSUMABLE FUELS   0.4%
Massey Energy Corp.                                                              12,831                 268,681
                                                                                                   ------------

COMMODITY CHEMICALS   0.0%
Tronox, Inc.,  Class B                                                            2,197                  28,056
                                                                                                   ------------

COMPUTER HARDWARE   1.8%
International Business Machines Corp.                                            15,016               1,230,411
                                                                                                   ------------

CONSTRUCTION & ENGINEERING   1.4%
Fluor Corp.                                                                      12,831                 986,576
                                                                                                   ------------

DIVERSIFIED BANKS   1.5%
HSBC Holdings PLC - ADR (United Kingdom)                                         11,434               1,046,554
                                                                                                   ------------

FOREST PRODUCTS   0.7%
Louisiana-Pacific Corp.                                                          25,970                 487,457
                                                                                                   ------------

HEALTH CARE DISTRIBUTORS   0.2%
Cardinal Health, Inc.                                                             1,867                 122,737
                                                                                                   ------------

HEALTH CARE EQUIPMENT   0.7%
Baxter International, Inc.                                                       10,000                 454,600
Edwards Lifesciences Corp. (a)                                                    1,000                  46,590
                                                                                                   ------------
                                                                                                        501,190
                                                                                                   ------------

HEALTH CARE SERVICES   0.5%
Medco Health Solutions, Inc. (a)                                                  6,075                 365,168
                                                                                                   ------------

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
INDUSTRIAL GASES   7.2%
Air Products & Chemicals, Inc.                                                   75,539               5,013,523
                                                                                                   ------------

INDUSTRIAL MACHINERY   1.1%
SPX Corp.                                                                        13,648                 729,349
                                                                                                   ------------

INTEGRATED OIL & GAS   15.0%
BP PLC - ADR (United Kingdom)                                                    33,876               2,221,588
Exxon Mobil Corp.                                                                82,523               5,537,293
Hess Corp.                                                                       63,600               2,634,312
                                                                                                   ------------
                                                                                                     10,393,193
                                                                                                   ------------

MULTI-LINE INSURANCE   4.0%
American International Group, Inc.                                               41,688               2,762,247
                                                                                                   ------------

OFFICE SERVICES & SUPPLIES   1.7%
IKON Office Solutions, Inc.                                                      86,993               1,169,186
                                                                                                   ------------

OIL & GAS DRILLING   0.3%
Transocean, Inc. (Cayman Islands) (a)                                             3,113                 227,965
                                                                                                   ------------

OIL & GAS EQUIPMENT & SERVICES   7.9%
Baker Hughes, Inc.                                                               25,634               1,748,239
Halliburton Co.                                                                  60,640               1,725,208
Schlumberger, Ltd. (Netherlands Antilles)                                        32,160               1,994,885
                                                                                                   ------------
                                                                                                      5,468,332
                                                                                                   ------------

OIL & GAS EXPLORATION & PRODUCTION   2.4%
Apache Corp.                                                                     26,346               1,665,067
                                                                                                   ------------

PACKAGED FOODS & MEATS   5.3%
McCormick & Co., Inc.                                                            96,518               3,665,754
                                                                                                   ------------

PHARMACEUTICALS   27.1%
Johnson & Johnson                                                                78,636               5,106,622
Merck & Co., Inc.                                                                50,376               2,110,754
Pfizer, Inc.                                                                    184,471               5,231,598
Schering-Plough Corp.                                                           156,022               3,446,526
Wyeth                                                                            56,000               2,847,040
                                                                                                   ------------
                                                                                                     18,742,540
                                                                                                   ------------

RESTAURANTS   0.2%
Luby's Cafeterias, Inc. (a)                                                      13,367                 131,932
                                                                                                   ------------

SEMICONDUCTORS   6.6%
Intel Corp.                                                                     221,896               4,564,401
                                                                                                   ------------

SPECIALIZED REIT'S   1.3%
Plum Creek Timber Co., Inc. - REIT                                               25,602                 871,492
                                                                                                   ------------


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
SPECIALTY CHEMICALS   5.3%
International Flavors & Fragrances, Inc.                                         49,712               1,965,612
Lubrizol Corp.                                                                   37,620               1,720,363
                                                                                                   ------------
                                                                                                      3,685,975
                                                                                                   ------------

TOTAL LONG-TERM INVESTMENTS   94.0%
     (Cost $6,059,832)                                                                               65,139,085

REPURCHASE AGREEMENT   6.1%
State Street Bank & Trust Co. ($4,226,000 par collateralized by
U.S. Government obligations in a pooled cash account, interest rate of 5.15%, dated 09/29/06, to be sold on 10/02/06 at
$4,227,814)
     (Cost $4,226,000)
                                                                                                      4,226,000
                                                                                                   ------------

TOTAL INVESTMENTS   100.1%
     (Cost $10,285,832)                                                                              69,365,085

LIABILITIES IN EXCESS OF OTHER ASSETS   (0.1%)                                                          (57,208)
                                                                                                   ------------

NET ASSETS   100.0%                                                                                $ 69,307,877
                                                                                                   ------------
         Percentages are calculated as a percentage of net assets
(a)      Non-income producing security as this stock currently does not declare dividends
ADR    - American Depositary Receipt
REIT   - Real Estate Investment Trust

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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Exchange Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006